INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Schedule of Intangible assets

	Patent	Concession right	Software	Total
	CNY	CNY	CNY	CNY
(As adjusted)
Cost
As of January 1, 2020	22,878	—	274	23,152
Additions	—	—	—	—
As of December 31, 2020	22,878	—	274	23,152

Accumulated amortization and impairment
As of January 1, 2020	(22,273)	—	(80)	(22,353)
Amortization charge	(115)	—	(41)	(156)
As of December 31, 2020	(22,388)	—	(121)	(22,509)

Net carrying amount
As of January 1, 2020	605	—	194	799
As of December 31, 2020	490	—	153	643

Cost
As of January 1, 2021 (As adjusted)	22,878	—	274	23,152
Transfer in	—	20,430	—	20,430
As of December 31, 2021	22,878	20,430	274	43,582

Accumulated amortization and impairment
As of January 1, 2021 (As adjusted)	(22,388)	—	(121)	(22,509)
Amortization charge	(105)	(730)	(49)	(884)
As of December 31, 2021	(22,493)	(730)	(170)	(23,393)

Net carrying amount
As of December 31, 2021	385	19,700	104	20,189
As of December 31, 2021 (US$)	61	3,099	16	3,176